CAPITAL STOCK	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
CAPITAL STOCK [Text Block]
5.	CAPITAL STOCK

a)	Authorized
50,000,000 * Common shares, $0.001 par value And 5,000,000 Preferred shares, $0.001 par value

*On March 20, 2013 the Company filed with the Secretary of the State of Delaware a certificate of amendment (the “Amendment”) to the Company’s certificate of incorporation. The Amendment increased the number of authorized shares of the Company’s common stock, par value $0.001, from 50,000,000 to 100,000,000 common shares (see note 13).

The Company’s Articles of Incorporation authorize its Board of Directors to issue up to 5,000,000 shares of preferred stock. The provisions in the Articles of Incorporation relating to the preferred stock allow the directors to issue preferred stock with multiple votes per share and dividend rights which would have priority over any dividends paid with respect to the holders of SDI’s common stock.

b)	Issued

33,273,913 Common shares
c)	Changes to Issued Share Capital

Year ended November 30, 2012

During the three month period ended August 31, 2012, the Company issued 1,484,169 common shares for conversion of convertible debentures having a face value of $411,828 (Convertible Debenture 2) and accrued interest of $33,423. The total debt for $445,251 was converted into 1,484,169 common shares at $0.30 per share.

During the three month period ended August 31, 2012, the Company issued 1,333,333 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $400,000. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

During the three month period ended November 30, 2012, the Company issued 994,380 common shares for conversion of convertible debentures having a face value of $146,500 (Convertible Debenture 1) and accrued interest of $23,076. The total debt for $169,576 was converted into 994,380 common shares.

During the three month period ended November 30, 2012, the Company issued 832,501 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $249,750. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

Three- months ended February 28, 2013

During the three month period ended February 28, 2013 the Company issued 1,801,480 common shares for conversion of Convertible Debentures having a face value of $500,000 and accrued interest of $40,444. The total debt for $540,444 was converted into 1,801,480 common shares at $0.30 per share.

5.	CAPITAL STOCK

a) Authorized
                50,000,000 Common shares, $0.001 par value
And
                5,000,000 Preferred shares, $0.001 par value

The Company’s Articles of Incorporation authorize its Board of Directors to issue up to 5,000,000 shares of preferred stock. The provisions in the Articles of Incorporation relating to the preferred stock allow the directors to issue preferred stock with multiple votes per share and dividend rights which would have priority over any dividends paid with respect to the holders of SDI’s common stock.

b) Issued

           31,472,433 Common shares (2011: 26,828,050 Common shares)

c)	Changes to Issued Share Capital

Year ended November 30, 2012

During the three month period ended August 31, 2012, the Company issued 1,484,169 common shares for conversion of convertible debentures having face value of $411,828 (Convertible debenture 2) and accrued interest of $33,423. The total debt for $445,251 was converted into 1,484,169 common shares at $0.30 per share.

During the three month period ended August 31, 2012, the Company issued 1,333,333 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $400,000. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

During the three month period ended November 30, 2012, the Company issued 994,380 common shares for conversion of convertible debentures having face value of $146,500 (Convertible debenture 1) and accrued interest of $23,076. The total debt for $169,576 was converted into 994,380 common shares.

During the three month period ended November 30, 2012, the Company issued 832,501 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $249,750. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

Year ended November 30, 2011

During the year the Company issued 800,000 shares of common stock to private investors at a price of $0.20 per share. In addition, the Company allotted 150,000 common shares to a subscriber who had subscribed for common shares at $0.20 per share in the prior year. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.